Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Interest Payable	$ 18,462	$ 19,429
Voyage and vessel expenses	35,899	27,262
Payroll and benefits	21,161	21,418
Other general expenses	3,144	4,233
Income and other tax payable	2,647	2,398
Distributions payable on preferred units	6,279	6,365
Noninterest-bearing Deposit Liabilities, Domestic	2,260	4,908
Accrued liabilities and other (notes 9 and 13)	89,852	89,013
Evergas
Payables and Accruals [Abstract]
Business acquisition costs, Accrued Liabilities, Current	0	3,000
Asset Acquisition [Line Items]
Business acquisition costs, Accrued Liabilities, Current	$ 0	$ 3,000